Related Party Accrued Interest Payable (Details Narrative) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
RELATED PARTY ACCRUED INTEREST PAYABLE
Accrued interest payable, related parties, current	$ 107,000	$ 62,000
Additional accrued interest to related parties	$ 116,465